UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24f-2
Expires:December 31, 2014
Annual Notice of Securities Sold
Estimated average burden
Pursuant to Rule 24f-2
hours per response. 2

1.Name and address of issuer:
AllianceBernstein Global Risk Allocation Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105

2.The name of each series or class of
securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Fund name:
AllianceBernstein Global Risk Allocation

3.Investment Company Act File Number:
811-00134

Securities Act File Number :
002-10988

4(a).Last day of fiscal year
for which this Form is filed:
November 30, 2013

4(b).Check box if this Form
is being filed late
(i.e., more than 90 calendar
days after the end of the
issuer's fiscal year).

4(c).Check box if this is the
last time the issuer will be filing
this Form.

5.Calculation of registration fee:

(i)Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24 (f):
$84,420,661

(ii)Aggregate price of securities redeemed
or repurchased during the fiscal year:
$166,474,431

(iii)Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable
to the Commission:
$1,019,168,147

(iv)Total available redemption credits
[add Items 5(ii) and 5(iii)]:
-$1,185,642,578

(v)Net Sales -- if Item 5(i) is greater
than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

$-

(vi)Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:
$(1,101,221,917)

(vii)Multiplier for determining registration fee (See Instruction C.9):

x0.0001288

(viii)Registration fee due
[multiply Item 5(v) by Item 5(vii)]
(enter ""0"" if no fee is due):

=$0.00

6.Prepaid Shares

If the response to Item 5(i) was determined
by deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the amount of
securities (number of shares or other units)
deducted here:
-

If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end
of the fiscal year for which this form
is filed that are available for use by
the issuer in future fiscal years,
then state that number here:
-

7.Interest due -- if this Form is being
filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $-

8.Total amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

$-

9.Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

N/A

Method of Delivery:

x Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below
by the following persons on behalf
of the issuer and in the capacities
and on the date indicated.

By (Signature and Title)*:

Stephen Woetzel, Controller

Date: February 25, 2014

Please print the name and title of the
signing officer below the signature.